Accounts payable - Summary of Accounts Payable (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade and other current payables [abstract]
Accounts payable	€ 3,009	€ 2,554
Other accrued liabilities	8,615	7,498
Total accounts payable	€ 11,624	€ 10,052